Revenues (Tables)	6 Months Ended
Jun. 30, 2025
Revenues [Abstract]
Vessel Revenues
The following table includes the vessel revenues earned by the Company by type of contract (time charters and pool agreements) in each of the six months ended June 30, 2024, and 2025, as presented in the accompanying unaudited interim condensed consolidated statements of comprehensive income:

	Six months ended June 30,	Six months ended June 30,
	2024	2025
Time charter revenues	$36,669,776	$20,213,839
Pool revenues	—	1,268,428
Total Vessel revenues	$36,669,776	$21,482,267

The following table represents a disaggregation of revenue from contracts with customers by type of service:

Six months ended June 30, 2025
Ship Management	$7,718,334
Management Services	4,044,698
Transaction Services	3,351,292
Other Revenue	1,689,221
Total	$16,803,545

Geographical Disaggregation of Revenue
The following table represents a geographical disaggregation of revenue from services:

Six months ended June 30, 2025
Germany	$12,574,925
The Netherlands	1,056,963
China (Hong Kong)	2,046,150
Singapore	497,223
Panama	35,798
Colombia	592,486
Total revenue from services	$16,803,545